Summary of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Derivative [Line Items]
Notional amounts	$ 941,955
Interest Rate Cap | Non-Amortizing
Derivative [Line Items]
Notional amounts	215,720
Interest Rate Swap | Amortizing
Derivative [Line Items]
Notional amounts	$ 726,235